Concentration Risk (Details) - Schedule of group’s total purchase	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Supplier A [Member]
Percentage of the Group’s total purchase
Total purchase percentage		[1]		[1]	10.00%
Supplier B [Member]
Percentage of the Group’s total purchase
Total purchase percentage	24.00%		12.00%			[1]
Supplier C [Member]
Percentage of the Group’s total purchase
Total purchase percentage	19.00%		11.00%			[1]
Supplier D [Member]
Percentage of the Group’s total purchase
Total purchase percentage	16.00%		10.00%			[1]

[1]	represent percentage less than 10%